Related party transactions	12 Months Ended
Sep. 30, 2020
Related Party [Abstract]
Related party transactions
Related party transactions

a)	Transactions with subsidiaries and other related parties
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation. The Company owns 100% of the equity interests of its principal subsidiaries.
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI France SAS	France
CGI Federal Inc.	United States
CGI IT UK Limited	United Kingdom
CGI Information Systems and Management Consultants Inc.	Canada
Conseillers en gestion et informatique CGI Inc.	Canada
CGI Sverige AB	Sweden
CGI Deutschland B.V. & Co KG	Germany
CGI Suomi Oy	Finland
CGI Information Systems and Management Consultants Private Limited	India
CGI Nederland BV	Netherlands

b)	Compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows for the year ended September 30:

	2020	2019
	$	$
Short-term employee benefits	14,462	22,185
Share-based payments	22,122	23,991